Mutual Fund and Variable Insurance Trust

January 5, 2026

U.S. Securities and Exchange Commission

Public Filing Des

k100 F Street, N.E.

Washington, DC 20459

Re:	Mutual Fund and Variable Insurance Trust (the “Registrant”);
File Nos. 033-11905 and 811-05010

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies: (i) that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 for Rational Premium Income Fund (formerly, Rational Tactical Return Fund) does not differ from that contained in the Registrant's Post-Effective Amendment No. 232, which was filed with the Commission on December 31, 2025; and (ii) that Post-Effective Amendment No. 232 has been filed electronically with the Commission.

Very truly yours,

/s/ Jennifer Bailey

Jennifer Bailey

Secretary

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